Taxation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Geographical areas
Income tax	R 7,372	R 5,783	R 10,156
Deferred tax	(3,223)	(1,227)
Total tax expense	4,149	4,556	9,739
South Africa
Geographical areas
Normal tax	5,658	3,759	8,128
current year	5,715	4,389	8,212
prior years	(57)	(630)	(84)
Deferred tax	(700)	(336)	709
current year	699	(152)	570
prior years	(1,399)	(184)	139
Prior year Section 12L energy efficiency allowance claim impact	(850)
Foreign Countries
Geographical areas
Normal tax	1,714	2,024	2,028
current year	1,761	2,055	2,045
global minimum top-up tax	36	19
prior years	(83)	(50)	(17)
Deferred tax	(2,523)	(891)	(1,126)
current year	(2,434)	(496)	(1,031)
prior years	47	(51)	(102)
tax rate change	R (136)	R (344)	R 7